                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549
                                      Form 13F
                                Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 1999
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier & Associates, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-2824
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  May 13, 1999
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.]

                                                   Navellier & Associates Inc.
                                                           FORM 13F
                                                        March 31, 1999

                               Title                                        Investment Discretion              Voting Authority
                                of                                          ---------------------          -------------------------
Security                       Class   CUSIP     Market Value      Quantity  Sole   Share  Other  Managers   Sole      Share   None
-------------------------      -----  --------- ----------------  ---------- ----   -----  -----  -------- ---------  ------- ------
COMMON STOCK
3DFX Interactive Inc.          COM    88553X103       230,625.00     18,450     x                             18,450
Abercrombie & Fitch            COM    002896207    32,924,025.00    356,900     x                            356,900
Acclaim Entertainment          COM    004325205       357,046.29     39,947     x                             39,947
Advantage Learning System      COM    00757K100     1,053,018.75     33,900     x                             33,900
Alaska Air Grp.                COM    011659109       371,925.00      7,830     x                              7,830
Amcast Ind.                    COM    023395106       188,662.50     11,700     x                             11,700
America Online                 COM    02364J104       535,815.00      3,645     x                              3,645
American Eagle Outfitters      COM    02553E106    57,428,432.39    801,088     x                            801,088
Ameritech                      COM    030954101       377,731.87      6,555     x                              6,555
Ameritrade Holding Corp.       COM    03072H109    14,301,608.75    231,605     x                            231,605
Amgen                          COM    031162100    51,212,628.12    683,975     x                            683,975
Ampco-Pittsburgh Corp          COM    032037103       117,315.00     11,880     x                             11,880
Amtran Inc.                    COM    03234G106     1,142,527.00     60,133     x                             60,133
Andersons Inc.                 COM    034164103       270,508.75     22,310     x                             22,310
AnnTaylor Stores               COM    036115103    17,763,796.94    402,005     x                            402,005
Arctic Cat Inc.                COM    039670104       181,359.37     18,250     x                             18,250
Ardent Software Inc            COM    039794102       295,550.00     18,400     x                             18,400
Arnold Inds Inc                COM    042595108       265,072.50     17,820     x                             17,820
Arvin Industries Inc.          COM    043339100       288,028.12      8,550     x                              8,550
Aseco Corp.                    COM    043659101       131,406.25     72,500     x                             72,500
Astec Industries               COM    046224101     1,882,263.50     60,964     x                             60,964
Atg Inc.                       COM    00206P106        96,562.50     15,000     x                             15,000
Atlantic Data Services Inc.    COM    048523104        40,625.00     10,000     x                             10,000
Avis Rent A Car Inc            COM    053790101       219,838.75      7,940     x                              7,940
Bard C R Inc                   COM    067383109    26,890,767.51    533,145     x                            533,145
Best Buy                       COM    086516101    55,600,376.00  1,069,238     x                          1,069,238
Bindley Western Ind.           COM    090324104    12,670,634.89    443,603     x                            443,603
Blair Corp                     COM    092828102       207,427.50     13,170     x                             13,170
                                                ----------------
Page Total                                        277,045,578.26

                                                 Navellier & Associates Inc.
                                                         FORM 13F
                                                      March 31, 1999

                               Title                                        Investment Discretion              Voting Authority
                                of                                          ---------------------          -------------------------
Security                       Class   CUSIP     Market Value      Quantity  Sole   Share  Other  Managers   Sole      Share   None
-------------------------      -----  --------- ----------------  ---------- ----   -----  -----  -------- ---------  ------- ------

BroadVision Inc.               COM    111412102    28,579,022.50    478,310     x                            478,310
Buffets Inc.                   COM    119882108       166,196.25     16,830     x                             16,830
Business Objects SA            COM    12328X107       391,875.00     13,200     x                             13,200
CMG Information                COM    125750109    29,633,689.25    161,877     x                            161,877
CSG Systems Intl Inc.          COM    126349109    31,399,549.65    796,175     x                            796,175
Cal Pine                       COM    131347106       536,367.36     14,720     x                             14,720
Capital One Finl.              COM    14040H105    39,645,805.00    262,555     x                            262,555
Cascade Corp                   COM    147195101       234,706.25     22,090     x                             22,090
Century Telephone              COM    156686107    50,961,921.41    725,437     x                            725,437
Chattem                        COM    162456107     2,095,625.00     67,060     x                             67,060
Chicago Bridge & Iron Co       COM    N19808109       351,143.75     29,570     x                             29,570
Chicos Fas                     COM    168615102       277,565.00     12,910     x                             12,910
Children's Place               COM    168905107     3,956,114.68    146,860     x                            146,860
Chromavision MDCL Sys Inc      COM    17111P104       127,500.00     20,000     x                             20,000
Cisco Systems                  COM    17275R102     1,061,665.47      9,690     x                              9,690
Clorox                         COM    189054109       335,743.62      2,865     x                              2,865
Commerical Intertec H          COM    201709102       152,190.00     13,680     x                             13,680
Cybex Corp.                    COM    232522102     2,398,669.36    133,720     x                            133,720
D R Horton Inc                 COM    23331A109       201,167.50     12,010     x                             12,010
D&K Healthcare Resources, Inc. COM    232861104       740,025.00     29,900     x                             29,900
Dayton Hudson Corp             COM    239753106       288,486.25      4,330     x                              4,330
Dell Computer                  COM    247025109    45,631,950.75  1,116,378     x                          1,116,378
Dendrite Intl.                 COM    248239105    11,905,658.97    533,575     x                            533,575
Doral Financial Corp           COM    25811P100     2,338,126.87    127,245     x                            127,245
Dycom Industries Inc.          COM    267475101     2,188,050.00     50,300     x                             50,300
EMC Corp                       COM    268648102    66,091,590.25    517,351     x                            517,351
FoodMaker Inc.                 COM    344839204       430,440.00     16,880     x                             16,880
Ford Motor Co.                 COM    345370100       369,761.03      6,523     x                              6,523
Frontier Airplanes             COM    359065109     1,043,787.50    105,700     x                            105,700
Gap                            COM    364760108    42,652,983.42    633,651     x                            633,651
Gemstar Internl.               COM    G3788V106    28,281,583.75    375,835     x                            375,835
                                                ----------------
Page Total                                        394,468,960.85

                                                 Navellier & Associates Inc.
                                                         FORM 13F
                                                      March 31, 1999

                               Title                                        Investment Discretion              Voting Authority
                                of                                          ---------------------          -------------------------
Security                       Class   CUSIP     Market Value      Quantity  Sole   Share  Other  Managers   Sole      Share   None
-------------------------      -----  --------- ----------------  ---------- ----   -----  -----  -------- ---------  ------- ------

Haverty Furniture              COM    419596101       441,778.75     17,410     x                             17,410
Herbalife                      COM    426908208       147,750.00     12,000     x                             12,000
Home Depot                     COM    437076102       524,767.50      8,430     x                              8,430
Intervoice                     COM    461142101    13,166,615.00  1,196,965     x                          1,196,965
Javelin Systems                COM    471896100       291,000.00     24,000     x                             24,000
K-Swiss Inc.                   COM    482686102     3,039,090.00    120,360     x                            120,360
Kohls Corp.                    COM    500255104       449,701.87      6,345     x                              6,345
Labor Ready Inc.               COM    505401208    22,957,866.25    878,770     x                            878,770
Laser Vision Centers Inc.      COM    51807H100       934,825.00     24,520     x                             24,520
Lexmark Intl.                  COM    529771107    56,449,328.12    504,575     x                            504,575
MDC Holdings Inc.              COM    552676108       192,337.50     13,380     x                             13,380
MGI Properties                 COM    552885105       320,013.75     11,690     x                             11,690
Macromedia                     COM    556100105    66,810,393.46  1,474,420     x                          1,474,420
Martin Marietta Mat            COM    573284106     1,968,102.87     34,490     x                             34,490
Maytag Corp.                   COM    578592107       278,945.50      4,620     x                              4,620
Medimmune Inc.                 COM    584699102    36,993,683.76    625,020     x                            625,020
Medquist Inc.                  COM    584949101    19,416,300.00    647,210     x                            647,210
Mercury Interactive Corp       COM    589405109     6,104,700.00    171,360     x                            171,360
Miami Computer Supply Corp.    COM    593261100       953,036.40     47,800     x                             47,800
Microsoft Corp.                COM    594918104       609,450.00      6,800     x                              6,800
Mindspring Enterprises, Inc.   COM    602683104    42,896,897.47    498,436     x                            498,436
MiniMed Inc.                   COM    60365K108    23,466,228.75    230,910     x                            230,910
Mysoftware Company             COM    628633109     1,883,000.00    107,600     x                            107,600
NVR Inc                        COM    62944T105       329,838.75      7,830     x                              7,830
Nokia                          COM    654902204    44,365,387.50    284,850     x                            284,850
Omnicom Group                  COM    681919106       262,596.33      3,285     x                              3,285
Paychex, Inc.                  COM    704326107       371,676.73      7,835     x                              7,835
Petroleum Development Corp     COM    716578109       107,245.62     29,585     x                             29,585
Pfizer Inc.                    COM    717081103       400,293.75      2,885     x                              2,885
Pitney Bowes                   COM    724479100       251,493.75      3,945     x                              3,945
Plantronics Inc                COM    727493108     1,970,718.75     31,500     x                             31,500
                                                 ---------------
Page Total                                        348,355,063.15

                                                 Navellier & Associates Inc.
                                                         FORM 13F
                                                      March 31, 1999

                               Title                                        Investment Discretion              Voting Authority
                                of                                          ---------------------          -------------------------
Security                       Class   CUSIP     Market Value      Quantity  Sole   Share  Other  Managers   Sole      Share   None
-------------------------      -----  --------- ----------------  ---------- ----   -----  -----  -------- ---------  ------- ------

Plexus Corp.                   COM    729132100     2,280,175.00      81,800    x                             81,800
Polycom Inc                    COM    73172K104       961,312.50      51,270    x                             51,270
Priority Healthcare Corp.      COM    74264T102     8,215,047.00     181,548    x                            181,548
Probusiness Services Inc       COM    742674104       602,196.00      14,338    x                             14,338
Progress Software              COM    743312100     1,077,326.25      31,570    x                             31,570
Proxim Inc.                    COM    744284100     2,860,625.00      99,500    x                             99,500
QLogic Corp                    COM    747277101    26,042,150.62     387,965    x                            387,965
Quilmes Indus.                 COM    74838Y108       315,606.72      33,440    x                             33,440
RF Micro Devices Inc.          COM    749941100    28,622,194.56     299,120    x                            299,120
RalCorp Hldgs Inc.             COM    751028101       206,245.00      10,855    x                             10,855
Resmed Inc.                    COM    761152107       502,793.50      17,798    x                             17,798
Rock-Tenn Co                   COM    772739207       301,196.25      19,590    x                             19,590
SDL  Inc.                      COM    784076101       565,372.50       6,230    x                              6,230
SYSCO                          COM    871829107       259,446.18       9,860    x                              9,860
Safeway Inc.                   COM    786514208    19,079,456.22     371,825    x                            371,825
Salton/Maxim Housewares        COM    795757103     2,976,304.02     121,790    x                            121,790
Schering-Plough                COM    806605101       438,408.75       7,935    x                              7,935
Shoe Pavilion Inc.             COM    824894109       101,250.00      20,000    x                             20,000
Signet Group PLC               COM    82668L872       419,510.00      18,440    x                             18,440
Sonic Automotive Inc           COM    83545G102     1,804,200.00     116,400    x                            116,400
Sprint Corp                    COM    852061100     1,187,312.50      12,100    x                             12,100
Stewart Information Serv Cp.   COM    860372101       761,868.75      22,700    x                             22,700
Symbol Tech                    COM    871508107    35,780,625.00     795,125    x                            795,125
Syncor Intl.                   COM    87157J106     2,960,325.00     106,200    x                            106,200
TJX Companies                  COM    872540109       250,070.00       7,355    x                              7,355
TSI Intl Software LTD          COM    872879101       234,300.00       4,800    x                              4,800
Tarrant Apparel Group          COM    876289109     5,811,918.00     138,379    x                            138,379
Tier Technologies Inc.         COM    88650Q100        86,875.00      10,000    x                             10,000
Tower Semiconductor LTD        COM    M87915100       302,965.00      46,610    x                             46,610
TranSwitch Corp.               COM    894065101     2,263,405.00      50,020    x                             50,020
Twinlab Corp                   COM    901774109       100,500.00      10,720    x                             10,720
                                                ----------------
Page Total                                        147,370,980.33

                                                 Navellier & Associates Inc.
                                                         FORM 13F
                                                      March 31, 1999

                               Title                                        Investment Discretion              Voting Authority
                                of                                          ---------------------          -------------------------
Security                       Class   CUSIP     Market Value      Quantity  Sole   Share  Other  Managers   Sole      Share   None
-------------------------      -----  --------- ----------------  ---------- ----   -----  -----  -------- ---------  ------- ------

Tyco Int'l                     COM    902124106       287,358.75       4,005    x                              4,005
Unify Corporation              COM    904743101     2,881,200.00     192,080    x                            192,080
United Industrial Corp.        COM    910671106       141,398.75      12,710    x                             12,710
United Payors & United Prvdr   COM    911319101     1,060,875.00      46,000    x                             46,000
United Retail Group Inc        COM    911380103       538,660.00      46,840    x                             46,840
Universal Forest Products      COM    913543104       748,250.00      36,500    x                             36,500
VISX Inc.                      COM    92844S105    48,766,697.81     453,378    x                            453,378
Vanguard Cellular Systems      COM    922022108    29,859,799.92   1,093,285    x                          1,093,285
Viacom inc                     COM    925524308     5,962,535.83      71,035    x                             71,035
Vodafone Group - ADR           COM    92857T107       478,762.50       2,550    x                              2,550
Walgreen Co.                   COM    931422109       306,230.00      10,840    x                             10,840
Waters Corp                    COM    941848103     7,349,156.85      69,950    x                             69,950
Winnebago Industry             COM    974637100       211,960.00      15,140    x                             15,140
Xircom Inc                     COM    983922105    22,395,168.75     891,350    x                            891,350
Yellow Corp                    COM    985509108       341,592.50      19,660    x                             19,660
                                                  ----------------
                                                  1,288,570,229.25
                                                  ----------------
GRAND TOTAL                                       1,288,570,229.25
                                                  ================

                                                  ----------------
Page Total                                          121,329,646.66
